Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

May 31, 2013

VIA EDGAR TRANSMISSION

Mr. Jeffrey Foor
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

RE:	ADVISORS SERIES TRUST (the “Trust”) Securities Act Registration No: 333-17391 Investment Company Act Registration No: 811-07959 Phocas Real Estate Fund (S000013666)

Dear Mr. Foor:

This correspondence is being filed in response to oral comments and suggestions made to Jeanine M. Bajczyk, Esq. of U.S. Bancorp Fund Services, LLC by Staff of the U.S. Securities and Exchange Commission (the “Commission” or the “Staff”) on May 17, 2013, with respect to the Trust’s Preliminary Proxy Statement (the “Proxy Statement”) filed pursuant to Schedule 14A under the Securities Exchange Act of 1934, as amended, on May 10, 2013.  The Proxy Statement is being filed in connection with the reorganization of the Phocas Real Estate Fund (the “Target Fund”) into the Phocas Real Estate Fund (a series of Forum Funds II) (the “Acquiring Fund”).

In connection with the response to the Staff’s comments the Trust, on behalf of the Fund, hereby states the following:

(1)
The Trust acknowledges that in connection with the comments made by the Staff on the preliminary proxy statement, the Staff has not passed generally on the accuracy or adequacy of the disclosure made in the preliminary proxy statement;

(2)
The Trust acknowledges that Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

(3)	The Trust represents that it will not assert the Staff’s review process as a defense in any action by the Commission or any securities-related litigation against the Trust.

For your convenience, the comments made by the Staff have been reproduced in bold typeface immediately followed by the Trust’s respective responses.

1.           Staff Comment:  Explain why the Trust believes the reorganization may be properly effected through a proxy statement pursuant to Schedule 14A and not through a combined proxy statement and prospectus on Form N-14.

Response:  The use of Schedule 14A in lieu of Form N-14 in these circumstances is consistent with the announced positions of the Division of Investment Management (the “Staff”) regarding the scope of Rule 145(a)(2) and accepted market practice.

Rule 145 under the Securities Act generally requires the use of Form N-14 to register securities issued in connection with certain reclassifications, mergers, consolidations and transfers of assets.  However, the preliminary note to Rule 145 explains that these transactions are subject to the registration requirements of the Securities Act only when a plan or agreement is submitted to shareholders under which they must “elect, on the basis of what is in substance a new investment decision, whether to accept a new or different security in exchange for their existing security”  Rule 145(a)(2), as interpreted by the Staff, provides an exception to the registration requirements of Rule 145 for certain mergers involving investment companies.

Many investment company reorganizations are structural in nature and do not fundamentally require investors to make a “new investment decision” (the “no-sale theory”). Such reorganizations can, and have been, implemented through the use of a Schedule 14A proxy statement and not through the registration of new securities via Form N-14 in reliance on Rule 145(a)(2).  The Staff has recognized the applicability of the no-sale theory to certain investment company combinations and has issued a series of no-actions letters providing its view of applicability of Rule 145(a)(2) in various circumstances. For example, the Staff has granted no-action relief in circumstances not involving a change in domicile where the investment adviser to the Fund is unchanged and the Funds principal investment objectives and policies do not materially change (See, Scudder Common Stock Fund, Inc. (pub. avail. Oct. 10, 1984); Putnam Convertible Fund, Inc. (pub. avail. April 28, 1982)). The Staff has also granted no-action relief in similar circumstances which also involved a change in the board and in non-advisory service providers (see, PEMCO (pub. avail. May 31, 1988); Advance Investors Corporation (pub. avail. Sept. 29, 1976)).

In the Trust’s view, shareholders of the Target Fund are not being asked to make a new investment decision in connection with their consideration of whether to approve the Reorganization.  As described more fully in the Proxy Statement, the investment objectives of the Target Fund and the Acquiring Fund are identical and the principal investment strategies and risks of the Target Fund will be substantially similar to those of the Acquiring Fund.

Additionally, the investment adviser and portfolio manager currently providing investment advice to the Target Fund will be responsible for providing investment advice to the Acquiring Fund after the Reorganization is consummated.  Further, the Reorganization does not involve the combination of existing funds with existing assets, shareholders and operating histories.  Rather, prior to the Reorganization, the Acquiring Fund will have had no assets or operating history and simply will serve as a shell into which the Target Fund will be reorganized and all of its assets transferred.  Upon consummation of the Reorganization, the Acquiring Fund will assume the accounting and performance history of the Target Fund.  At the effective time of the Reorganization, the number of shares to be issued by the Acquiring Fund in connection with the Reorganization will be the same as the number of shares owned by Target Fund shareholders and the net asset value of the Acquiring Fund’s shares will be the same as the net asset value of the Target Fund’s shares.  Thus, shares of the Acquiring Fund will represent a continuation of the same investment and economic interests that are presently represented by shares of the Target Fund.

A condition precedent to the Reorganization will be receipt by the Trust (of which the Target Fund is a series) and Forum Funds II (of which the Acquiring Fund is a series) of an opinion of counsel to the effect that the Reorganization will not result in the recognition of any gain or loss for federal income tax purposes to the Target Fund, the Acquiring Fund or the shareholders of the Fund.

In the Trust’s view, the Reorganization does not involve a new investment decision and can be implemented, consistent with Rule 145(a)(2), through the use of Schedule 14A. The Trust believes that this is consistent with the announced positions of the Staff.  The Trust further notes that all material information necessary to make an informed judgment about the Reorganization will be contained in the definitive proxy statement to be furnished to Fund shareholders in soliciting their approval.  Such information will include, among other things, a description of Forum Funds II, a discussion of the effect of the Reorganization on the investment strategy and fee structure of the Target Fund and a description of Phocas Financial Corporation and its role as investment adviser with the Acquiring Fund post-Reorganization.  Finally, we note that a Registration Statement on Form N-1A relating to the offering of the Acquiring Fund’s shares has been filed SEC.  The Reorganization will not be consummated before the registration of the offering is effective.  Further, Target Fund shareholders will receive, as an appendix to the definitive proxy statement, the text of the preliminary prospectus for the Acquiring Fund.

2.           Staff Comment:  Please include all required information within the Proxy Statement, in particular, please include the prospectus for the Acquiring Fund as part of the Proxy Statement, rather than sending as a separate document, as indicated in the response to the Q&A on page 5 of the Proxy Statement.  This may be included as an Appendix to the Proxy Statement.

Response:  The Trust respectfully declines to include the prospectus of the Acquiring Fund as an Appendix to the Proxy Statement. The Trust notes that the Proxy Statement includes the required comparisons between the Target Fund and the Acquiring Fund but that the Acquiring Fund has not received comments from the Securities and Exchange Commission ("SEC") on the Acquiring Fund's registration statement.  The Trust notes that comments from the SEC may result in material differences between the prospectus provided in the Proxy Statement and the effective registration statement of the Acquiring Fund that may require the Acquiring Fund to send additional prospectuses irrespective of the inclusion of the prospectus in the Proxy Statement. Please note, however, that shareholders of the Target Fund will receive a final prospectus of the Acquiring Fund before or at the same time that they receive their shares of the Acquiring Fund.

3.           Staff Comment:  Please clarify each of the operational or administrative differences that may exist between the Target Fund and the Acquiring Fund that could impact Fund shareholders.

Response:  The Trust undertakes to clarify the administrative differences between the Target Fund and the Acquiring Fund, such as the change in service providers as well as contact and mailing information for the new service providers.

4.           Staff Comment: Please complete all missing information currently indicated by place holders.

Response:                      The Trust undertakes to complete all information currently indicated by place holders.

5.           Staff Comment: Please modify the Q&A on page 2 to state whether the Adviser may recoup under the Acquiring Fund any fees waived or expenses paid for its services provided to the Target Fund.

Response:  The Trust responds by stating that the Adviser does not intend, and will not be able, to recoup fees waived or expenses paid for its services provided to the Target Fund under the Acquiring Fund.  Additionally, the Trust undertakes to include such disclosure in the Q&A on page 2 and elsewhere where appropriate in the definitive proxy statement.

6.           Staff Comment: Please disclose, in the “Business Structure” section on page 18, whether there are any significant differences between the governing trust instruments for the Target Fund versus the Acquired Fund.

Response:  The Trust responds by stating that the difference between governing trust instruments is that the trust instrument for the Acquiring Fund does not impose a duty of care or a duty of loyalty on the Forum Fund II trustees.  The Trust undertakes to include this disclosure in the definitive proxy statement where appropriate.

7.           Staff Comment:  Please incorporate the information disclosed in Appendix B into the main body of the Proxy Statement.

Response:  The Trust undertakes to make the suggested revision and move the information into “Section G.  Management”.

8.           Staff Comment:  Please state whether the Target Fund’s Board considered that the Adviser’s right to recoup future advisory fees waived and expenses paid under the Acquiring Fund may be more likely given the structure and terms of the new Third Party Service Arrangements.

Response:  The Trust responds by stating that the Board discussed the increased likelihood of recoupment by the Adviser under the Acquiring Fund in its consideration of the proposed reorganization.  The Trust undertakes to include disclosure describing the Board’s consideration in the definitive proxy statement.

9           Staff Comment: On page 28, in the “Householding” section, please add the Investment Company Act file number where the Target Fund’s latest annual and/or semi annual report can be located on the SEC’s website.

Response:  The Trust responds by revising the last paragraph under the “Householding” section as follow:

“You may obtain ~~For~~ a free copy of the Target Fund’s latest annual and/or semiannual reports, by calling 1-866-PHOCAS1 (746-2271), on the SEC’s website at www.sec.gov (by searching the Target Fund’s Investment Company Act file number 811-07959), or by writ~~e~~ing to Phocas Real Estate Fund, c/o U.S. Bancorp Fund Services, LLC P.O. Box 701, Milwaukee, Wisconsin 53201-0701.”

10.           Staff Comment:  With respect to the disclosure provided under “Governing Law” in Appendix B, please describe any differences between governing laws, or state that there are none.

Response:   The Trust responds by stating that there are no material differences in the law governing the Target Fund versus the Acquired Fund.  The Trust undertakes to include such disclosure in the definitive proxy statement.

11.  Staff Comment:  Please revise as necessary any reference to information incorporated by reference that has been moved to the body of the Proxy Statement.

Response:  The Trust undertakes to make the suggested revisions.

If you have any questions regarding the enclosed, please do not hesitate to contact me at (414) 765-6620.

Very truly yours,

/s/ Alia M Vasquez
Alia M. Vasquez, Esq.
For U.S. Bancorp Fund Services, L.L.C.